Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
General Dynamics Corp. .............. 3,018 $ 658,950
L3Harris Technologies, Inc. ............ 5,381 1,050,102
Lockheed Martin Corp. ............... 11,954 5,552,035
Northrop Grumman Corp. ............. 8,770 4,045,338
11,306,425
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc. . 1,264 143,894
United Parcel Service, Inc., Class B ...... 21,470 3,860,520
4,004,414
Automobiles — 1.4%
Ford Motor Co. .................... 204,284 2,426,894
General Motors Co. ................. 56,820 1,877,333
Harley-Davidson, Inc. ................ 38,305 1,421,116
Tesla, Inc.
(a)
....................... 69,969 11,496,606
Thor Industries, Inc. ................. 9,108 719,714
17,941,663
Banks — 2.8%
Bank of America Corp. ............... 266,033 7,789,446
Citigroup, Inc. ..................... 90,131 4,242,466
Fifth Third Bancorp ................. 13,551 355,036
JPMorgan Chase & Co. .............. 121,403 16,782,751
Popular, Inc. ...................... 47,512 2,851,195
Regions Financial Corp. .............. 16,872 308,083
US Bancorp ...................... 26,063 893,440
Wells Fargo & Co. .................. 46,580 1,851,555
35,073,972
Beverages — 1.7%
Coca-Cola Co. (The) ................ 126,753 8,131,205
PepsiCo, Inc. ..................... 70,713 13,498,404
21,629,609
Biotechnology — 2.3%
AbbVie, Inc. ...................... 92,063 13,912,560
Amgen, Inc. ...................... 15,100 3,620,074
Biogen, Inc.
(a)
..................... 746 226,955
Gilead Sciences, Inc. ................ 31,422 2,583,203
Moderna , Inc.
(a)(b)
................... 34,511 4,586,167
Vertex Pharmaceuticals, Inc.
(a)
.......... 10,530 3,587,887
28,516,846
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................. 255,377 26,929,505
eBay, Inc. ........................ 52,752 2,449,275
Etsy, Inc.
(a)
....................... 37,841 3,823,076
Macy's, Inc. ...................... 178,538 2,917,311
MercadoLibre , Inc.
(a)(b)
................ 2,358 3,012,322
39,131,489
Building Products — 0.4%
Builders FirstSource , Inc.
(a)
............ 8,481 803,744
Carrier Global Corp. ................. 14,318 598,779
Lennox International, Inc. ............. 760 214,252
Trex Co., Inc.
(a)(b)
................... 17,116 935,561
UFP Industries, Inc. ................. 32,772 2,573,257
5,125,593
Capital Markets — 5.5%
Affiliated Managers Group, Inc. ......... 16,923 2,443,343
Ameriprise Financial, Inc. ............. 13,822 4,217,369
Bank of New York Mellon Corp. (The) ..... 72,186 3,074,402
BlackRock, Inc.
(c)
................... 4,248 2,851,258
Blackstone, Inc., Class A .............. 50,623 4,522,153
Security
Shares
Shares Value
Capital Markets (continued)
Charles Schwab Corp. (The) ........... 33,281 $ 1,738,599
Evercore , Inc., Class A ............... 11,663 1,330,398
Goldman Sachs Group, Inc. (The) ....... 14,233 4,888,182
Interactive Brokers Group, Inc., Class A .... 57,570 4,481,824
Janus Henderson Group plc ........... 109,127 2,831,846
Jefferies Financial Group, Inc. .......... 124,750 3,995,742
LPL Financial Holdings, Inc. ............ 4,737 989,275
Moody's Corp. ..................... 2,785 872,039
Morgan Stanley .................... 67,569 6,079,183
MSCI, Inc. ....................... 9,720 4,689,414
Nasdaq, Inc. ...................... 31,362 1,736,514
Northern Trust Corp. ................. 18,600 1,453,776
Raymond James Financial, Inc. ......... 41,800 3,784,154
S&P Global, Inc. ................... 18,530 6,718,607
State Street Corp. .................. 42,081 3,040,773
Stifel Financial Corp. ................ 25,308 1,517,721
T. Rowe Price Group, Inc. ............. 986 110,757
XP, Inc., Class A
(a)(b)
................. 98,687 1,410,237
68,777,566
Chemicals — 1.1%
CF Industries Holdings, Inc. ............ 6,237 446,445
Chemours Co. (The) ................. 55,731 1,620,100
Dow, Inc. ........................ 20,495 1,114,928
Huntsman Corp. ................... 6,165 165,160
Linde plc
(a)
....................... 14,340 5,297,913
LyondellBasell Industries NV, Class A ..... 7,749 733,133
Mosaic Co. (The) ................... 5,767 247,116
Olin Corp. ........................ 50,127 2,777,036
Sherwin-Williams Co. (The) ............ 6,134 1,457,070
13,858,901
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 7,898 3,599,672
Tetra Tech, Inc. .................... 8,533 1,180,711
4,780,383
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
............... 14,126 2,262,420
Cisco Systems, Inc. ................. 98,908 4,673,403
Motorola Solutions, Inc. .............. 16,801 4,895,811
11,831,634
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................. 15,511 2,652,381
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 145,140 3,828,793
American Express Co. ............... 9,802 1,581,455
Capital One Financial Corp. ............ 16,317 1,587,644
Credit Acceptance Corp.
(a)
............. 663 324,538
OneMain Holdings, Inc. ............... 80,654 3,094,694
Synchrony Financial ................. 73,421 2,166,654
12,583,778
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 10,658 5,363,319
Kroger Co. (The) ................... 107,684 5,236,673
Target Corp. ...................... 14,777 2,331,071
Walmart, Inc. ...................... 66,235 9,999,498
22,930,561
Containers & Packaging — 0.3%
Amcor plc ........................ 280,165 3,073,410
Avery Dennison Corp. ................ 4,341 757,418
3,830,828

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 102,460 $ 3,474,419
Diversified Telecommunication Services — 1.3%
AT&T, Inc. ........................ 412,495 7,288,787
Liberty Global plc, Class C, NVS
(a)(b)
...... 181,784 3,697,486
Verizon Communications, Inc. .......... 122,787 4,767,819
15,754,092
Electric Utilities — 1.6%
Constellation Energy Corp. ............ 19,682 1,523,387
Duke Energy Corp. ................. 34,427 3,404,142
Exelon Corp. ...................... 53,840 2,284,970
FirstEnergy Corp. .................. 29,224 1,163,115
NextEra Energy, Inc. ................ 47,897 3,670,347
NRG Energy, Inc. ................... 80,388 2,746,858
Southern Co. (The) ................. 72,793 5,353,925
20,146,744
Electrical Equipment — 1.1%
Acuity Brands, Inc. .................. 2,986 469,937
Atkore , Inc.
(a)(b)
..................... 26,285 3,320,584
Eaton Corp. plc .................... 18,982 3,172,272
Emerson Electric Co. ................ 55,413 4,613,686
nVent Electric plc ................... 31,240 1,309,893
Rockwell Automation, Inc. ............. 1,086 307,783
13,194,155
Electronic Equipment, Instruments & Components — 0.6%
Jabil, Inc. ........................ 34,460 2,693,049
Keysight Technologies, Inc.
(a)
........... 20,634 2,984,502
Zebra Technologies Corp., Class A
(a)
...... 3,681 1,060,238
6,737,789
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A ............ 51,837 1,515,714
ChampionX Corp. .................. 90,078 2,439,312
Helmerich & Payne, Inc. .............. 38,231 1,267,740
Schlumberger NV .................. 38,455 1,897,754
7,120,520
Entertainment — 0.1%
(a)
Live Nation Entertainment, Inc.
(b)
........ 12,336 836,134
Spotify Technology SA ............... 4,464 596,390
1,432,524
Financial Services — 2.2%
Fidelity National Information Services, Inc. .. 23,562 1,383,561
Fiserv, Inc.
(a)
...................... 9,673 1,181,267
Mastercard , Inc., Class A .............. 25,015 9,506,450
PayPal Holdings, Inc.
(a)
............... 12,174 925,224
Visa, Inc., Class A .................. 61,082 14,215,614
27,212,116
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 23,658 1,847,217
General Mills, Inc. .................. 64,176 5,687,919
Hershey Co. (The) .................. 14,856 4,056,579
Kraft Heinz Co. (The) ................ 3,247 127,510
Mondelez International, Inc., Class A ...... 26,978 2,069,752
Tyson Foods, Inc., Class A ............ 4,878 304,826
14,093,803
Ground Transportation — 0.3%
Avis Budget Group, Inc.
(a)
............. 14,706 2,598,109
Landstar System, Inc. ................ 5,209 916,940
Union Pacific Corp. ................. 3,487 682,406
4,197,455
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................. 75,284 $ 8,316,623
Dentsply Sirona, Inc. ................ 41,740 1,750,158
GE HealthCare Technologies, Inc.
(a)
...... 46,811 3,807,607
Hologic , Inc.
(a)
..................... 47,826 4,113,514
Lantheus Holdings, Inc.
(a)
............. 24,351 2,080,793
Medtronic plc ..................... 48,364 4,398,706
24,467,401
Health Care Providers & Services — 3.6%
Cigna Group (The) .................. 1,396 353,593
CVS Health Corp. .................. 91,525 6,709,698
DaVita, Inc.
(a)
...................... 16,983 1,534,584
Elevance Health, Inc. ................ 12,143 5,690,817
Humana, Inc. ..................... 8,021 4,255,060
Laboratory Corp. of America Holdings ..... 2,015 456,821
McKesson Corp. ................... 10,044 3,658,426
Molina Healthcare, Inc.
(a)
.............. 15,362 4,576,186
Quest Diagnostics, Inc. ............... 3,001 416,569
UnitedHealth Group, Inc. .............. 34,247 16,852,606
44,504,360
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A
(a)(b)
............... 27,419 3,281,232
Booking Holdings, Inc.
(a)
.............. 1,382 3,712,480
McDonald's Corp. .................. 31,630 9,354,573
Starbucks Corp. .................... 45,329 5,180,651
Wingstop , Inc. ..................... 9,290 1,859,022
Yum! Brands, Inc. .................. 39,984 5,620,951
29,008,909
Household Durables — 0.2%
Newell Brands, Inc. ................. 9,273 112,667
Tempur Sealy International, Inc. ......... 15,467 579,549
Whirlpool Corp. .................... 9,341 1,303,910
1,996,126
Household Products — 1.7%
Procter & Gamble Co. (The) ........... 138,026 21,584,506
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ...................... 83,631 1,995,436
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ........... 7,165 1,431,854
Industrial REITs — 0.5%
Prologis, Inc. ...................... 47,854 5,993,713
Insurance — 2.6%
Aflac, Inc. ........................ 62,901 4,393,635
Allstate Corp. (The) ................. 24,712 2,860,661
American Financial Group, Inc. ......... 11,590 1,422,441
Everest Re Group Ltd. ............... 2,673 1,010,394
Fidelity National Financial, Inc. .......... 81,932 2,907,767
First American Financial Corp. .......... 68,508 3,946,746
Hartford Financial Services Group, Inc. (The) 16,765 1,190,147
Lincoln National Corp. ............... 61,417 1,334,591
MetLife, Inc. ...................... 92,650 5,682,225
Old Republic International Corp. ......... 49,731 1,256,702
Principal Financial Group, Inc. .......... 1,488 111,139
Prudential Financial, Inc. .............. 38,023 3,308,001
RLI Corp. ........................ 4,487 623,917
Travelers Cos., Inc. (The) ............. 13,848 2,508,427
32,556,793
Interactive Media & Services — 3.2%
(a)
Alphabet, Inc., Class C, NVS ........... 217,411 23,528,218
Match Group, Inc. .................. 40,642 1,499,690

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A ........... 62,493 $ 15,018,318
40,046,226
IT Services — 1.4%
Accenture plc, Class A ............... 29,797 8,351,801
Amdocs Ltd. ...................... 21,645 1,975,106
Gartner, Inc.
(a)
..................... 11,003 3,327,967
GoDaddy , Inc., Class A
(a)
.............. 3,325 251,636
International Business Machines Corp. .... 24,549 3,103,239
MongoDB, Inc., Class A
(a)
............. 1,583 379,857
Okta , Inc., Class A
(a)
................. 8,324 570,444
17,960,050
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. ............. 22,810 3,089,158
Danaher Corp. .................... 21,107 5,000,459
IQVIA Holdings, Inc.
(a)
................ 5,766 1,085,334
Medpace Holdings, Inc.
(a)
............. 4,421 884,819
Mettler -Toledo International, Inc.
(a)
....... 1,937 2,889,036
Thermo Fisher Scientific, Inc. ........... 13,514 7,498,919
20,447,725
Machinery — 1.6%
AGCO Corp. ...................... 6,098 755,786
Caterpillar, Inc. .................... 8,950 1,958,260
Deere & Co. ...................... 7,315 2,765,216
Dover Corp. ...................... 3,146 459,820
Illinois Tool Works, Inc. ............... 19,746 4,777,347
Otis Worldwide Corp. ................ 98,911 8,437,108
Parker-Hannifin Corp. ................ 2,746 892,121
20,045,658
Media — 1.9%
Charter Communications, Inc., Class A
(a)
... 4,854 1,789,670
Comcast Corp., Class A .............. 124,136 5,135,506
Fox Corp., Class A, NVS .............. 128,395 4,270,418
Interpublic Group of Cos., Inc. (The) ...... 146,434 5,232,087
News Corp., Class A, NVS ............ 134,253 2,364,195
Omnicom Group, Inc. ................ 27,314 2,473,829
Sirius XM Holdings, Inc.
(b)
............. 655,316 2,490,201
23,755,906
Metals & Mining — 0.7%
Alcoa Corp. ....................... 19,608 728,241
Commercial Metals Co. ............... 3,320 155,011
Nucor Corp. ...................... 12,859 1,905,447
Reliance Steel & Aluminum Co. ......... 15,287 3,788,118
Southern Copper Corp. ............... 19,245 1,478,593
Steel Dynamics, Inc. ................. 5,881 611,330
8,666,740
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 171,778 1,702,320
Multi-Utilities — 1.0%
Ameren Corp. ..................... 37,707 3,354,792
DTE Energy Co. ................... 37,781 4,246,962
Public Service Enterprise Group, Inc. ..... 15,011 948,695
Sempra Energy .................... 2,183 339,435
WEC Energy Group, Inc. .............. 38,506 3,703,122
12,593,006
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.
(a)
............. 104,353 2,399,075
APA Corp. ....................... 69,087 2,545,856
Chesapeake Energy Corp. ............ 24,653 2,038,310
Chevron Corp. ..................... 60,844 10,257,082
ConocoPhillips .................... 8,146 838,142
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ................. 51,593 $ 2,756,614
EOG Resources, Inc. ................ 7,567 904,030
Exxon Mobil Corp. .................. 117,957 13,959,031
Kinder Morgan, Inc. ................. 73,378 1,258,433
Marathon Oil Corp. .................. 57,520 1,389,683
Murphy Oil Corp. ................... 61,530 2,258,766
Occidental Petroleum Corp. ............ 11,456 704,888
Ovintiv , Inc. ....................... 24,362 878,981
PDC Energy, Inc. ................... 14,838 965,212
Range Resources Corp. .............. 146,021 3,862,255
Texas Pacific Land Corp.
(b)
............ 261 385,667
Valero Energy Corp. ................. 2,660 305,022
47,707,047
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ............... 47,194 2,819,370
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 20,493 5,056,033
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co. .............. 112,194 7,491,193
Eli Lilly & Co. ..................... 26,825 10,618,944
Johnson & Johnson ................. 103,955 17,017,434
Merck & Co., Inc. ................... 105,781 12,214,532
Pfizer, Inc. ....................... 217,125 8,443,991
Royalty Pharma plc, Class A ........... 17,117 601,663
56,387,757
Professional Services — 1.1%
ASGN, Inc.
(a)
...................... 18,361 1,314,464
Automatic Data Processing, Inc. ......... 9,514 2,093,080
Concentrix Corp. ................... 6,464 623,841
ExlService Holdings, Inc.
(a)
............ 16,289 2,905,632
Paychex, Inc. ..................... 23,082 2,535,788
Robert Half International, Inc. ........... 57,421 4,191,733
13,664,538
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 22,580 1,730,983
Residential REITs — 0.5%
Equity Residential .................. 36,901 2,333,988
Mid-America Apartment Communities, Inc. .. 20,623 3,171,818
5,505,806
Retail REITs — 0.4%
Brixmor Property Group, Inc. ........... 96,420 2,056,639
Simon Property Group, Inc. ............ 21,047 2,385,046
4,441,685
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.
(a)
......... 8,037 718,267
Applied Materials, Inc. ............... 36,031 4,072,584
Broadcom, Inc. .................... 19,631 12,298,821
Enphase Energy, Inc.
(a)(b)
.............. 8,618 1,415,076
Intel Corp. ....................... 90,392 2,807,575
KLA Corp. ........................ 8,817 3,408,123
Lam Research Corp. ................ 3,997 2,094,748
Lattice Semiconductor Corp.
(a)
.......... 29,272 2,332,978
NVIDIA Corp. ..................... 78,069 21,663,367
Qorvo , Inc.
(a)
...................... 12,136 1,117,483
QUALCOMM, Inc. .................. 52,258 6,103,734
Synaptics , Inc.
(a)
................... 26,378 2,336,036
Texas Instruments, Inc. ............... 47,655 7,967,916
68,336,708

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 11.7%
Adobe, Inc.
(a)
...................... 9,879 $ 3,729,915
Atlassian Corp., Class A
(a)
............. 37,843 5,587,897
Cadence Design Systems, Inc.
(a)
........ 25,138 5,265,154
Crowdstrike Holdings, Inc., Class A
(a)
...... 26,714 3,207,016
DocuSign, Inc.
(a)
................... 62,846 3,107,106
Dynatrace , Inc.
(a)
................... 20,431 863,823
Elastic NV
(a)
...................... 38,752 2,218,552
Fair Isaac Corp.
(a)(b)
................. 6,262 4,558,423
Fortinet, Inc.
(a)
..................... 99,360 6,264,648
HubSpot , Inc.
(a)
.................... 3,903 1,642,968
Intuit, Inc. ........................ 12,899 5,726,511
Manhattan Associates, Inc.
(a)
........... 32,340 5,358,091
Microsoft Corp. .................... 252,526 77,591,139
Nutanix , Inc., Class A
(a)(b)
.............. 78,128 1,873,509
Oracle Corp. ...................... 56,613 5,362,383
Palo Alto Networks, Inc.
(a)
............. 21,384 3,901,725
Qualys , Inc.
(a)(b)
.................... 21,595 2,438,939
Salesforce, Inc.
(a)
................... 2,791 553,651
ServiceNow , Inc.
(a)
.................. 3,130 1,437,985
Synopsys, Inc.
(a)
................... 11,650 4,325,878
Zscaler , Inc.
(a)(b)
.................... 14,105 1,270,861
146,286,174
Specialized REITs — 0.8%
Crown Castle, Inc. .................. 5,629 692,874
Lamar Advertising Co., Class A ......... 16,798 1,775,213
Public Storage ..................... 7,153 2,108,919
Weyerhaeuser Co. .................. 170,185 5,090,233
9,667,239
Specialty Retail — 2.9%
AutoNation, Inc.
(a)
................... 28,258 3,721,578
AutoZone, Inc.
(a)
................... 250 665,827
Bath & Body Works, Inc. .............. 64,479 2,263,213
Best Buy Co., Inc. .................. 26,286 1,958,833
Dick's Sporting Goods, Inc. ............ 36,488 5,291,125
Home Depot, Inc. (The) .............. 27,244 8,187,912
Lowe's Cos., Inc. ................... 31,577 6,562,648
Murphy USA, Inc. .................. 7,794 2,145,143
Williams-Sonoma, Inc. ............... 38,703 4,684,611
35,480,890
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ....................... 493,979 83,818,357
Dell Technologies, Inc., Class C ......... 12,368 537,884
Hewlett Packard Enterprise Co. ......... 251,037 3,594,850
HP, Inc. ......................... 104,194 3,095,604
Seagate Technology Holdings plc ........ 4,717 277,218
91,323,913
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 36,458 4,508,761
Deckers Outdoor Corp.
(a)
.............. 4,290 2,056,368
NIKE, Inc., Class B ................. 18,082 2,291,351
Tapestry, Inc. ...................... 11,384 464,581
9,321,061
Tobacco — 0.7%
Altria Group, Inc. ................... 17,783 844,870
Philip Morris International, Inc. .......... 79,808 7,978,406
8,823,276
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc. ...... 8,065 1,094,098
Ferguson plc ...................... 36,141 5,089,376
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Univar Solutions, Inc.
(a)
............... 70,755 $ 2,511,802
8,695,276
Water Utilities — 0.2%
American Water Works Co., Inc. ......... 20,035 2,970,189
Total Long-Term Investments — 99.7%
(Cost: $1,204,702,554) ........................... 1,244,314,334
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 21,176,737 21,183,090
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 2,911,993 2,911,993
Total Short-Term Securities — 1.9%
(Cost: $24,090,194) .............................. 24,095,083
Total Investments — 101.6%
(Cost: $1,228,792,748 ) ........................... 1,268,409,417
Liabilities in Excess of Other Assets — (1.6)% ............ (19,668,838)
Net Assets — 100.0% ..............................
$ 1,248,740,579
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 11,854,615 $ 9,314,572
(a)
$ — $ 9,898 $ 4,005 $ 21,183,090 21,176,737 $ 208,005
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,280,000 631,993
(a)
— — — 2,911,993 2,911,993 66,742 1
BlackRock, Inc. ............ 2,686,758 601,563 (446,480) 35,990 (26,573) 2,851,258 4,248 61,596 —
$ 45,888 $ (22,568) $ 26,946,341 $ 336,343 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 18 06/16/23 $ 3,770 $ 158,019
S&P Midcap 400 E-Mini Index ................................................. 2 06/16/23 500 15,193
$ 173,212

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,244,314,334 $ — $ — $ 1,244,314,334
Short-Term Securities
Money Market Funds ...................................... 24,095,083 — — 24,095,083
$ 1,268,409,417 $ — $ — $ 1,268,409,417
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 173,212 $ — $ — $ 173,212
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's